Information Concerning Principal Geographical Area (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Oct. 31, 2012		Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011		Jul. 31, 2011		Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales and revenues, net	$ 3,179		$ 3,246	$ 3,261	$ 3,009	$ 4,210	[1]	$ 3,444	[1]	$ 3,293	$ 2,694	$ 12,695		$ 13,641		$ 11,867
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales and revenues, net												8,822		9,329		8,569
Long-Lived Assets	1,519	[2]				1,340	[2]					1,519	[2]	1,340	[2]
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales and revenues, net												949		1,071		1,006
Long-Lived Assets	28	[2]				83	[2]					28	[2]	83	[2]
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales and revenues, net												728		1,002		490
Long-Lived Assets	94	[2]				152	[2]					94	[2]	152	[2]
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales and revenues, net												1,066		1,190		961
Long-Lived Assets	445	[2]				519	[2]					445	[2]	519	[2]
Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales and revenues, net												1,130		1,049		841
Long-Lived Assets	$ 25	[2]				$ 29	[2]					$ 25	[2]	$ 29	[2]

[1]	In the fourth quarter of 2011, certain out-of-period adjustments were recorded related to the partial release of the Company's income tax valuation allowance. The adjustments of approximately $61 million primarily related to the classification of a deferred tax item and resulted in the Company recognizing an additional income tax benefit. The Company should have recognized the income tax benefit for this amount in the third quarter of 2011 with the release of a portion of the Company's income tax valuation allowance. Correcting the error was not material to any of the related periods.
[2]	Long-lived assets consist of Property and equipment, net, Goodwill, and Intangible assets, net.